First Trust Intermediate Government Opportunities ETF (MGOV)
Portfolio of Investments
January 31, 2026 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 85.1%
	Collateralized Mortgage Obligations — 39.3%
	Federal Home Loan Mortgage Corporation
$1,084,987	Series 2013-4213, Class GZ	3.50%	06/15/43	$1,038,181
1,212,671	Series 2014-4316, Class BZ	3.00%	03/15/44	1,131,116
1,250,000	Series 2017-4741, Class GY	3.00%	12/15/47	1,099,274
899,798	Series 2018-4798, Class GZ	4.00%	06/15/48	862,834
350,000	Series 2020-4959, Class LB	3.00%	03/25/40	319,769
816,348	Series 2022-5256, Class FC, 30 Day Average SOFR + 0.75% (a)	4.45%	09/25/52	814,018
1,090,767	Series 2023-5325, Class SA, (30 Day Average SOFR) ×-2+ 11.40% (b)	4.01%	11/25/52	1,012,064
805,366	Series 2024-413, Class PO, PO, STRIPS	(c)	05/25/54	702,990
982,347	Series 2024-5435, Class BS, (30 Day Average SOFR) ×-2+ 11.93% (b)	4.53%	07/25/54	908,527
	Federal Home Loan Mortgage Corporation Seasoned Credit Risk Transfer Trust
1,019,655	Series 2018-4, Class MA	3.50%	03/25/58	998,259
1,016,710	Series 2019-1, Class MA	3.50%	07/25/58	996,195
	Federal Home Loan Mortgage Corporation Seasoned Loans Structured Transaction Trust
913,614	Series 2024-2, Class VF, 30 Day Average SOFR + 1.25% (a) (d)	4.95%	10/25/34	925,903
1,250,000	Series 2025-1, Class A2	3.00%	05/25/35	1,088,614
1,331,018	Series 2025-1, Class YF, 30 Day Average SOFR + 1.10% (a) (d)	4.80%	05/25/35	1,342,686
2,200,000	Series 2025-2, Class A2	3.00%	10/25/35	1,886,877
	Federal National Mortgage Association
2,172,154	Series 2012-118, Class VZ	3.00%	11/25/42	2,012,639
1,458,800	Series 2012-134, Class ZC	2.50%	12/25/42	1,164,659
1,855,369	Series 2014-60, Class EZ	3.00%	10/25/44	1,712,744
450,236	Series 2015-89, Class CZ	4.00%	08/25/45	425,031
1,350,000	Series 2016-94, Class MB	2.50%	12/25/46	1,095,234
1,127,259	Series 2023-54, Class PO, PO	(c)	11/25/53	987,634
1,500,000	Series 2024-6, Class AL	2.00%	03/25/44	1,171,775
1,073,805	Series 2024-26, Class PO, PO	(c)	05/25/54	847,254
2,457,165	Series 2025-49, Class FA, 30 Day Average SOFR + 0.80% (a)	4.50%	06/25/55	2,457,244
	Government National Mortgage Association
1,434,965	Series 2015-123, Class ZA	3.50%	09/20/45	1,353,787
600,000	Series 2022-139, Class AL	4.00%	07/20/51	548,410
1,745,000	Series 2022-191, Class BY	4.00%	08/20/41	1,684,134
1,200,000	Series 2023-81, Class YD	4.00%	06/20/53	1,082,946
1,298,740	Series 2025-4, Class FY, 30 Day Average SOFR + 1.60% (a)	5.30%	01/20/55	1,316,029
				32,986,827
	Commercial Mortgage-Backed Securities — 6.0%
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
1,184,260	Series 2016-K152, Class A1	2.83%	05/25/30	1,152,409
533,029	Series 2016-KW01, Class X3, IO (e) (f)	4.24%	03/25/29	5
116,875	Series 2018-KSW4, Class A, 30 Day Average SOFR + CSA + 0.43% (a)	4.33%	10/25/28	116,789
6,211,218	Series 2019-K1512, Class X1, IO (e)	0.90%	04/25/34	309,027
3,031,325	Series 2020-K110, Class X1, IO (e)	1.64%	04/25/30	171,067
7,700,000	Series 2020-K740, Class XAM, IO (e)	1.11%	10/25/27	127,988
13,097,584	Series 2020-KG04, Class X1, IO (e)	0.84%	11/25/30	426,660

First Trust Intermediate Government Opportunities ETF (MGOV)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates (Continued)
$8,000,000	Series 2021-K129, Class XAM, IO (e)	1.21%	05/25/31	$446,116
22,211,380	Series 2021-KG05, Class X1, IO (e)	0.31%	01/25/31	285,758
5,180,000	Series 2024-K165, Class XAM, IO (e)	0.91%	09/25/34	350,414
7,058,000	Series 2024-K757, Class XAM, IO (e)	0.99%	08/25/31	335,718
4,118,466	Series 2025-K546, Class X1, IO (e)	0.89%	05/25/30	140,798
	Government National Mortgage Association
4,156,264	Series 2021-31, Class IO, IO (e)	0.94%	01/16/61	289,084
4,860,943	Series 2024-47, Class AI, IO	0.75%	06/16/64	247,627
4,210,350	Series 2025-21, Class IO, IO (e)	0.95%	04/16/65	296,370
4,898,399	Series 2025-206, Class IO, IO (e)	0.80%	04/16/64	297,233
				4,993,063
	Pass-Through Securities — 39.8%
	Federal Home Loan Mortgage Corporation
378,309	Pool SD4005	4.00%	12/01/49	370,190
2,185,637	Pool SL1523	3.50%	07/01/50	2,040,504
120,679	Pool U90690	3.50%	06/01/42	114,960
382,703	Pool ZL8982	3.50%	01/01/45	363,993
389,674	Pool ZS9446	3.50%	08/01/45	371,632
920,489	Pool ZS9776	3.50%	08/01/46	870,389
1,714,071	Pool ZT2264	4.00%	03/01/44	1,687,455
	Federal National Mortgage Association
588,904	Pool 310208	3.00%	03/01/48	525,288
429,642	Pool 310211	3.50%	07/01/48	401,857
1,485,020	Pool AL9394	3.00%	11/01/46	1,338,667
1,313,205	Pool AS7738	3.00%	08/01/46	1,192,138
911,268	Pool AS7749	3.50%	08/01/46	857,359
1,128,179	Pool BF0207	4.50%	04/01/47	1,122,365
2,144,086	Pool BM4963	3.00%	05/01/48	1,942,013
359,549	Pool BM6732	4.00%	11/01/48	349,700
409,315	Pool BM7079	4.00%	10/01/48	396,641
412,488	Pool BM7129	3.00%	01/01/47	381,741
2,538,712	Pool BM7521	3.50%	10/01/48	2,390,744
1,324,708	Pool FA1348	4.50%	09/01/52	1,328,432
398,346	Pool FS0704	4.00%	03/01/47	387,882
282,320	Pool FS4157	4.00%	05/01/49	274,587
3,480,324	Pool MA4057	2.50%	06/01/50	2,907,404
390,192	Pool MA4271	1.50%	02/01/51	294,476
3,605,635	Pool MA4319	2.00%	04/01/51	2,859,592
3,439,178	Pool MA4392	2.50%	07/01/51	2,858,023
674,000	Pool TBA (g)	2.50%	02/15/56	572,216
716,000	Pool TBA (g)	5.00%	02/15/56	715,971
578,000	Pool TBA (g)	5.50%	02/15/56	586,131
225,000	Pool TBA (g)	2.50%	03/15/56	190,916
31,000	Pool TBA	3.00%	03/15/56	27,457
199,000	Pool TBA	4.00%	03/15/56	189,868
239,000	Pool TBA (g)	5.00%	03/15/56	238,617
601,000	Pool TBA (g)	5.50%	03/15/56	608,679

First Trust Intermediate Government Opportunities ETF (MGOV)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-Through Securities (Continued)
	Federal National Mortgage Association (Continued)
$207,000	Pool TBA	3.50%	04/15/56	$190,987
626,000	Pool TBA	5.50%	04/15/56	633,534
	Government National Mortgage Association
1,909,466	Pool MA7192	2.00%	02/20/51	1,590,548
105,000	Pool TBA	5.50%	03/15/56	106,024
150,000	Pool TBA	5.50%	04/15/56	151,316
				33,430,296
	Total U.S. Government Agency Mortgage-Backed Securities			71,410,186
	(Cost $71,623,820)
U.S. GOVERNMENT BONDS AND NOTES — 9.5%
1,972,000	U.S. Treasury Bond, STRIPS	(c)	11/15/33	1,426,497
1,900,000	U.S. Treasury Bond, STRIPS	(c)	05/15/34	1,339,345
1,500,000	U.S. Treasury Bond, STRIPS	(c)	08/15/34	1,043,395
1,087,000	U.S. Treasury Bond, STRIPS	(c)	11/15/34	747,607
1,100,000	U.S. Treasury Bond, STRIPS	(c)	02/15/35	745,543
1,650,000	U.S. Treasury Bond, STRIPS	(c)	05/15/35	1,105,520
1,000,000	U.S. Treasury Bond, STRIPS	(c)	08/15/35	660,792
114,000	U.S. Treasury Bond, STRIPS	(c)	11/15/35	74,433
980,000	U.S. Treasury Bond, STRIPS	(c)	05/15/38	556,239
54,000	U.S. Treasury Bond, STRIPS	(c)	08/15/38	30,205
79,000	U.S. Treasury Bond, STRIPS	(c)	05/15/40	39,940
160,000	U.S. Treasury Bond, STRIPS	(c)	11/15/43	65,583
180,000	U.S. Treasury Bond, STRIPS	(c)	08/15/44	70,631
250,000	U.S. Treasury Bond, STRIPS	(c)	11/15/44	96,783
	Total U.S. Government Bonds and Notes			8,002,513
	(Cost $8,096,460)
MORTGAGE-BACKED SECURITIES — 7.0%
	Collateralized Mortgage Obligations — 4.9%
	Fidelis Mortgage Trust
405,000	Series 2025-RTL2, Class A1 (d)	5.57%	07/25/40	408,306
	JP Morgan Mortgage Trust
613,272	Series 2022-LTV1, Class A2 (d)	3.51%	07/25/52	558,026
420,000	Series 2026-1, Class A11, 30 Day Average SOFR + 1.10% (a) (d)	4.80%	07/25/56	421,047
	OBX Trust
380,000	Series 2022-NQM2, Class A1B, steps up to 4.38% on 02/01/2026 (d) (h)	3.38%	01/25/62	350,907
420,000	Series 2026-J1, Class AF, 30 Day Average SOFR + 1.35% (a) (d) (i)	5.19%	02/25/56	419,969
	PMT Loan Trust
392,457	Series 2025-INV11, Class A36, 30 Day Average SOFR + 1.35% (a) (d)	5.05%	11/25/56	394,349
	PRPM Trust
555,496	Series 2025-NQM6, Class A1 (d) (j)	4.99%	12/25/70	557,154
420,000	Series 2026-RCF1, Class A1, steps up to 5.85% on 01/01/2030 (d) (h)	4.85%	01/25/56	422,145
	SG Residential Mortgage Trust
617,105	Series 2022-1, Class A1 (d)	3.17%	03/27/62	586,682
				4,118,585

First Trust Intermediate Government Opportunities ETF (MGOV)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities — 2.1%
	BBCMS Mortgage Trust
$440,000	Series 2018-TALL, Class A, 1 Mo. CME Term SOFR + CSA + 0.87% (a) (d)	4.60%	03/15/37	$420,868
	BMO Mortgage Trust
500,000	Series 2023-C7, Class A5	6.16%	12/15/56	535,276
	BWAY Trust
275,000	Series 2025-1535, Class B (d) (e)	7.71%	05/05/42	289,079
	JP Morgan Chase Commercial Mortgage Securities Trust
507,904	Series 2019-COR5, Class ASB	3.22%	06/13/52	499,514
				1,744,737
	Total Mortgage-Backed Securities			5,863,322
	(Cost $5,852,275)
ASSET-BACKED SECURITIES — 0.6%
	Research-Driven Pagaya Motor Asset Trust
240,563	Series 2025-1A, Class A (d)	5.04%	06/27/33	241,775
255,000	Series 2025-5A, Class A3 (d)	4.84%	06/26/34	255,838
	Total Asset-Backed Securities			497,613
	(Cost $497,085)

Shares	Description	Value
MONEY MARKET FUNDS — 2.2%
1,822,349	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.56% (k)	1,822,349
	(Cost $1,822,349)
	Total Investments — 104.4%	87,595,983
	(Cost $87,891,989)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES SOLD SHORT — (2.7)%
	Pass-Through Securities — (2.7)%
	Federal National Mortgage Association
$(1,000)	Pool TBA	3.00%	04/15/56	(885)
(658,000)	Pool TBA	4.00%	04/15/56	(627,291)
(1,191,000)	Pool TBA (g)	4.50%	04/15/56	(1,164,165)
(345,000)	Pool TBA (g)	5.00%	04/15/56	(344,123)
	Government National Mortgage Association
(102,000)	Pool TBA	3.00%	03/15/56	(92,025)
	Total Investments Sold Short — (2.7)%			(2,228,489)
	(Proceeds $2,228,902)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.1)%
	Call Options Written — (0.0)%
(6)	3 Month SOFR Futures Call	$(1,450,425)	$97.50	12/10/27	(1,875)
(3)	U.S. 2-Year Treasury Futures Call	(625,477)	104.75	02/20/26	(94)
(6)	U.S. 2-Year Treasury Futures Call	(1,251,844)	104.75	05/22/26	(1,500)
(1)	U.S. 5-Year Treasury Futures Call	(108,930)	112.00	02/20/26	(8)

First Trust Intermediate Government Opportunities ETF (MGOV)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS (Continued)
	Call Options Written (Continued)
(11)	U.S. 5-Year Treasury Futures Call	$(1,197,711)	$110.00	05/22/26	$(3,437)
(2)	U.S. 5-Year Treasury Futures Call	(217,766)	112.00	05/22/26	(172)
(13)	U.S. 10-Year Treasury Futures Call	(1,453,766)	115.00	02/20/26	(406)
(3)	U.S. 10-Year Treasury Futures Call	(335,484)	116.00	02/20/26	(47)
(2)	U.S. 10-Year Treasury Futures Call	(223,313)	114.00	05/22/26	(750)
(9)	U.S. 10-Year Treasury Futures Call	(1,004,906)	115.00	05/22/26	(2,109)
(1)	U.S. 10-Year Treasury Futures Call	(111,656)	116.00	05/22/26	(156)
(10)	U.S. Treasury Long Bond Futures Call	(1,151,250)	124.00	02/20/26	(469)
(1)	U.S. Treasury Long Bond Futures Call	(115,125)	126.00	02/20/26	(31)
(2)	U.S. Treasury Long Bond Futures Call	(229,313)	120.00	05/22/26	(1,531)
(2)	U.S. Treasury Long Bond Futures Call	(229,313)	121.00	05/22/26	(1,219)
(7)	U.S. Treasury Long Bond Futures Call	(802,594)	122.00	05/22/26	(3,391)
(6)	U.S. Treasury Long Bond Futures Call	(687,938)	123.00	05/22/26	(2,344)
(1)	U.S. Treasury Long Bond Futures Call	(114,656)	126.00	05/22/26	(219)
(1)	U.S. Treasury Long Bond Futures Call	(114,656)	128.00	05/22/26	(156)
(2)	U.S. Treasury Long Bond Futures Call	(228,375)	121.00	08/21/26	(2,125)
(3)	Ultra 10-Year U.S. Treasury Futures Call	(341,813)	117.00	05/22/26	(1,406)
(1)	Ultra U.S. Treasury Long Bond Futures Call	(117,438)	125.00	02/20/26	(78)
	Total Call Options Written				(23,523)
	(Premiums received $52,783)
	Put Options Written — (0.1)%
(6)	3 Month SOFR Futures Put	(1,450,425)	95.50	12/10/27	(1,125)
(7)	3 Month SOFR Futures Put	(1,692,163)	96.00	12/10/27	(2,494)
(1)	U.S. 2-Year Treasury Futures Put	(208,492)	103.88	02/20/26	(16)
(2)	U.S. 2-Year Treasury Futures Put	(417,281)	104.00	05/22/26	(469)
(21)	U.S. 5-Year Treasury Futures Put	(2,286,539)	108.00	05/22/26	(7,055)
(5)	U.S. 5-Year Treasury Futures Put	(544,414)	109.00	05/22/26	(3,750)
(4)	U.S. 10-Year Treasury Futures Put	(447,313)	110.00	02/20/26	(125)
(2)	U.S. 10-Year Treasury Futures Put	(223,656)	111.00	02/20/26	(250)
(3)	U.S. 10-Year Treasury Futures Put	(335,484)	114.00	02/20/26	(6,656)
(1)	U.S. 10-Year Treasury Futures Put	(111,656)	109.00	05/22/26	(281)
(7)	U.S. 10-Year Treasury Futures Put	(781,594)	110.00	05/22/26	(3,281)
(4)	U.S. Treasury Long Bond Futures Put	(460,500)	108.00	02/20/26	(125)
(1)	U.S. Treasury Long Bond Futures Put	(115,125)	111.00	02/20/26	(78)
(1)	U.S. Treasury Long Bond Futures Put	(115,125)	114.00	02/20/26	(547)
(7)	U.S. Treasury Long Bond Futures Put	(805,875)	116.00	02/20/26	(10,500)
(1)	U.S. Treasury Long Bond Futures Put	(114,656)	112.00	03/27/26	(765)
(1)	U.S. Treasury Long Bond Futures Put	(114,656)	109.00	05/22/26	(766)
(1)	U.S. Treasury Long Bond Futures Put	(114,656)	110.00	05/22/26	(953)
(18)	U.S. Treasury Long Bond Futures Put	(2,063,813)	112.00	05/22/26	(26,156)
(9)	U.S. Treasury Long Bond Futures Put	(1,031,906)	114.00	05/22/26	(19,687)
(2)	U.S. Treasury Long Bond Futures Put	(228,375)	110.00	08/21/26	(3,344)
(2)	Ultra 10-Year U.S. Treasury Futures Put	(228,313)	113.00	02/20/26	(344)
(1)	Ultra U.S. Treasury Long Bond Futures Put	(117,438)	112.00	02/20/26	(125)
(2)	Ultra U.S. Treasury Long Bond Futures Put	(234,875)	114.00	02/20/26	(594)

First Trust Intermediate Government Opportunities ETF (MGOV)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS (Continued)
	Put Options Written (Continued)
(1)	Ultra U.S. Treasury Long Bond Futures Put	$(117,438)	$115.00	02/20/26	$(469)
(7)	Ultra U.S. Treasury Long Bond Futures Put	(822,063)	116.00	02/20/26	(5,031)
	Total Put Options Written				(94,986)
	(Premiums received $119,543)
	Total Written Options				(118,509)
	(Premiums received $172,326)
	Net Other Assets and Liabilities — (1.6)%				(1,356,237)
	Net Assets — 100.0%				$83,892,748
Futures Contracts at January 31, 2026:

Futures Contracts Long	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. 2-Year Treasury Notes	28	Mar-2026	$5,837,781	$(1,111)
U.S. 5-Year Treasury Notes	26	Mar-2026	2,832,172	(5,203)
U.S. 10-Year Treasury Notes	11	Mar-2026	1,230,109	(15,784)
U.S. Treasury Long Bond Futures	42	Mar-2026	4,835,250	(85,102)
Ultra U.S. Treasury Bond Futures	57	Mar-2026	6,693,938	(106,225)
			$21,429,250	$(213,425)

Futures Contracts Short
Ultra 10-Year U.S. Treasury Notes	195	Mar-2026	$(22,260,469)	$301,263
		Total	$(831,219)	$87,838

(a)	Floating or variable rate security.
(b)	Inverse floating rate security.
(c)	Zero coupon security.
(d)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2026, securities noted as such amounted to $7,594,734 or 9.1% of net assets.

(e)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(f)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(g)	All or a portion of this security is part of a mortgage dollar roll agreement.
(h)	Step-up security. A security where the coupon increases or steps up at a predetermined date.
(i)
This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of
Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At
January 31, 2026, securities noted as such are valued at $419,969 or 0.5% of net assets.

(j)	Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.
(k)	Rate shown reflects yield as of January 31, 2026.

First Trust Intermediate Government Opportunities ETF (MGOV)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
IO	– Interest-Only Security - Principal amount shown represents par value on which interest payments are based
PO	– Principal-Only Security
SOFR	– Secured Overnight Financing Rate
STRIPS	– Separate Trading of Registered Interest and Principal of Securities
TBA	– To-Be-Announced Security

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of January 31, 2026 is as follows:

ASSETS TABLE
	Total Value at 1/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Agency Mortgage-Backed Securities	$71,410,186	$—	$71,410,186	$—
U.S. Government Bonds and Notes	8,002,513	—	8,002,513	—
Mortgage-Backed Securities	5,863,322	—	5,863,322	—
Asset-Backed Securities	497,613	—	497,613	—
Money Market Funds	1,822,349	1,822,349	—	—
Total Investments	87,595,983	1,822,349	85,773,634	—
Futures Contracts	301,263	301,263	—	—
Total	$87,897,246	$2,123,612	$85,773,634	$—

LIABILITIES TABLE
	Total Value at 1/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Agency Mortgage-Backed Securities Sold Short	$(2,228,489)	$—	$(2,228,489)	$—
Written Options	(118,509)	(118,509)	—	—
Futures Contracts	(213,425)	(213,425)	—	—
Total	$(2,560,423)	$(331,934)	$(2,228,489)	$—